Commitments and Contigencies (Details Narrative)	3 Months Ended	6 Months Ended	21 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Two Newbuild Japanese VLCCs
Lessor, Lease, Description [Line Items]
Term of finance lease			12-year
Number of vessels				2
First Newbuild Japanese VLCC
Lessor, Lease, Description [Line Items]
Date of delivery		fourth quarter of 2020
Second Newbuild Japanese VLCC
Lessor, Lease, Description [Line Items]
Date of delivery		first quarter of 2021
Third Newbuild Japanese VLCC
Lessor, Lease, Description [Line Items]
Term of finance lease	12 year
Date of delivery		second quarter of 2021
Fourth Newbuild Japanese VLCC
Lessor, Lease, Description [Line Items]
Term of finance lease		twelve year
Date of delivery		second quarter of 2022